SHARE-BASED AWARDS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 18, 2020	Feb. 06, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised, aggregate intrinsic value		$ 46,200	$ 9,700	$ 39,200
Options granted		$ 0.00	$ 1.50	$ 1.50
Stock-based compensation expense		$ 38,005	$ 13,196	$ 14,974
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized						106,320,623
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	43,508,048	43,508,048
Total number of shares of common stock outstanding on December 31 of the immediately preceding calendar year	5.00%	5.00%
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Vesting period		4 years
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		5 years
Employee Stock Purchase Plan | Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					54,385,060
Common stock reserved for issuance					5,438,506
Total number of shares of common stock outstanding on December 31 of the immediately preceding calendar year	1.00%	1.00%
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		7 years
Vesting period		4 years
Unamortized stock-based compensation costs	$ 503,000	$ 503,000
RSU | Time-based vesting condition | Public Offering And Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation costs	80,200	$ 80,200
Options that have fully satisfied the time-based vesting condition (in shares)		9,201,201
Vesting of restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested options, aggregate intrinsic value		$ 8,900	$ 1,500	$ 100
Options that have fully satisfied the time-based vesting condition (in shares)		1,339,000
Vesting of restricted shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Vesting of restricted shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Market Condition Award | Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value for awards	$ 357,400	$ 357,400
Stock-based compensation expense		$ 19,900
Market Condition Award | Executive Officer | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	6 months
Market Condition Award | Executive Officer | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		3 years 6 months
Unvested stock options and Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock-based compensation costs	$ 13,500	$ 13,500
Unamortized stock-based compensation period (in years)		1 year 9 months 18 days